Benefit Plans Benefit Plans - Textuals (Details) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 USD ($) years	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Curtailments		$ 52,550
Discount rate								5.06%
Healthcare cost trend rate assumed for next year					7.50%	7.50%
Year that rate reaches ultimate trend rate	2019				2020	2019
Expected rate of return period					20 years
Cost recognized					$ 8,738	$ 7,667	$ 8,357
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	100.00%				100.00%	100.00%
Curtailment loss		809	$ 1,159		$ 0	$ (10,672)	0
Discount rate	5.09%				4.21%	5.09%
Actuarial loss (gain)		$ 71,008			$ (112,611)	$ 72,187
Settlements, plan assets				$ (62,754)	0	(138,482)
Reduction to plan assets for anticipated lump sum payments in next fiscal year	$ 15,817				15,817	15,817
Settlement loss	$ 21,907				0	(20,156)	(21,907)
Special termination benefits					0	38,733	0
Employer contributions					9,622	3,570
Estimated future employer contributions in next fiscal year					18,648
Post-retirement					26,830
Other Benefits
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss					$ 0	$ 0	0
Discount rate	5.09%				4.21%	5.09%
Actuarial loss (gain)					$ (1,909)	$ 1,991
Settlements, plan assets					0	0
Settlement loss					0	0	0
Special termination benefits					0	0	$ 0
Employer contributions					1,314	1,494
Post-retirement					1,390
Expected gross benefit paid, 2015					$ 1,533
Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Plan Asset Underlying Investment Redemption Notice					1 day
Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Redemptions per Period | years					0.5
Plan Asset Underlying Investment Redemption Notice					95 days
Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Unfunded Commitments	$ 5,529				$ 5,529	5,529
Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan Assets Redemptions per Period | years					0.25
Plan Asset Underlying Investment Redemption Notice					45 days
Voluntary Early Retirement Program [Member] | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Curtailment loss	8,704
Settlements, plan assets	(138,482)
Reduction to plan assets for anticipated lump sum payments in next fiscal year	15,817					$ 15,817
Pension Expense	67,593
Settlement loss	20,156
Special termination benefits	$ 38,733
Residential [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	23.00%				21.00%	23.00%
Long Short Equity [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	35.00%				44.00%	35.00%
Buyout Private Equity Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	50.00%				50.00%	50.00%
Special Situation Private Equity and Debt Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	25.00%				25.00%	25.00%
Venture Private Equity Funds [Member] | Private equity funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	25.00%				25.00%	25.00%
Arbitrage and Event Investments [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	45.00%				44.00%	45.00%
Directional Trading, Fixed Income and Other Investments [Member] | Multi-strategy hedge funds
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	20.00%				10.00%	20.00%
Retail [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	18.00%				24.00%	18.00%
Industrial, Cash and Other [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	14.00%				11.00%	14.00%
Office [Member] | Real estate
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	45.00%				44.00%	45.00%
Debt securities | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	54.00%				58.00%	54.00%
Collateralized Mortgage Backed Securities [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	29.00%				27.00%	29.00%
Corporate Debt Securities [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	42.00%				47.00%	42.00%
Fixed income securities | US Treasury and Government [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	29.00%					29.00%
US Treasury and Government [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage					26.00%
Equity Securities [Member] | Russell 1000 Fund Large Cap Index Funds [Member] | Other common collective trusts
Defined Benefit Plan Disclosure [Line Items]
Actual allocation percentage	46.00%				42.00%	46.00%